Chase Mid-Cap Growth Fund

Class N	CHAMX
Institutional Class	CHIMX

SUMMARY PROSPECTUS
January 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the fund complex and may apply to all Funds held through your financial intermediary.

Before you invest, you may want to review the Chase Mid-Cap Growth Fund’s (the “Mid-Cap Fund” or the “Fund”) Statutory Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks.  The current Statutory Prospectus and SAI dated January 28, 2019, are incorporated by reference into this Summary Prospectus.  You can find the Mid-Cap Fund’s Statutory Prospectus, SAI and other information about the Fund online at http://www.chaseinv.com/literature.html.  You can also get this information at no cost by calling 1‑888‑861‑7556 or by sending an e-mail request to sales@chaseinv.com.

Investment Objective
The Mid-Cap Fund’s investment objective is to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

	Class N	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)	1.20%	1.05%
Shareholder Servicing Plan Fees	0.15%	None
Total Annual Fund Operating Expenses(1)	1.95%	1.80%
Less: Fee Waiver(2)	-0.61%	-0.61%
Total Annual Fund Operating Expenses After Fee Waiver	1.34%	1.19%

(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Mid-Cap Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”).

(2)
Chase Investment Counsel Corporation (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Mid-Cap Fund expenses (excluding AFFE, leverage interest, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class shares to 1.33% and 1.18% of the Fund’s average daily net assets, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least January 27, 2020, and may be terminated only by the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”).  The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$136	$553	$996	$2,226
Institutional Class	$121	$507	$918	$2,066

Portfolio Turnover.  The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.21% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a “mid-cap company”).  This policy may only be changed upon sixty (60) days’ prior notice to shareholders.  The Adviser generally considers a mid-cap company to be one that has a market capitalization between $1 billion and $20 billion.  Mid-cap company stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other mid-cap company stocks.  The Fund may regularly have significant exposure to one or more sectors of the market.  For example, as of September 30, 2018, 33% of the Fund’s total investments were invested in securities within the technology sector.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as American Depository Receipts (“ADRs”).  The Fund may also use money market funds or exchange-traded funds (“ETFs”) for its cash position.

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics, such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Mid-Cap Fund.  The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics.  The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Mid-Cap Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Mid-Cap Fund.  The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Mid-Cap Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk – The Mid-Cap Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•
Equity Securities Risk –The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Medium-Sized Company Risk – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

•
Sector Emphasis Risk ‑ The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of the Fund’s portfolio.

•
Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

•
Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.

•
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.  Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

The Mid-Cap Fund is intended for investors who:

•	Have a long-term investment horizon;

•	Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and/or
•	Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Adviser was retained as the Fund’s investment adviser (including a period during which the Fund was organized as a different mutual fund).  The bar chart shows the annual returns for the Fund’s Class N shares from year to year since retention of the Adviser.  The table shows how the Fund’s Class N and Institutional Class shares average annual returns for 1-year, 5-years, and 10-years and since retention of the Adviser compare with those of broad measures of market performance and an index that reflects the Lipper category applicable to the Fund.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chaseinv.com or by calling the Fund toll-free at 1-888-861-7556.

Class N – Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.26% (quarter ended 12/31/2010) and the lowest return for a calendar quarter was –15.08% (quarter ended 12/31/2018).

Average Annual Total Returns				Since
(for the periods ended December 31, 2018)				Inception
	1 Year	5 Years	10 Years	(9/1/2002)(2)
Class N (1)
Return Before Taxes	-7.97%	4.86%	12.95%	8.66%
Return After Taxes on Distributions	-10.05%	2.00%	11.09%	7.43%
Return After Taxes on Distributions and Sale of Fund Shares	-3.23%	3.55%	10.69%	7.22%
Institutional Class (1)
Return Before Taxes	-7.84%	5.06%	13.11%	8.76%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-4.75%	7.42%	15.12%	10.63%
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	-3.53%	6.64%	13.74%	9.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	8.55%
(1)
Class N incepted on September 1, 2002, and the Institutional Class incepted on February 2, 2012.  Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.

(2)
Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment adviser.  Performance from January 1, 2001, the inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management
Investment Adviser.  Chase Investment Counsel Corporation is the Mid-Cap Fund’s investment adviser.

Portfolio Managers.  Peter W. Tuz, CFA, CFP®, Robert C. Klintworth, CMT and Clay J. Sefter are the investment professionals at the Adviser primarily responsible for the day-to-day management of the Mid-Cap Fund with 16 years, 14 years and over 2 years of experience, respectively, managing the Fund.  Mr. Klintworth serves as lead portfolio manager as well as primary analyst for the Fund.

Portfolio Manager	Years of Service with the Fund	Title
Robert C. Klintworth, CMT	14	Vice President, Portfolio Manager
Clay J. Sefter	2	Research Analyst/Assistant Portfolio Manager
Peter W. Tuz, CFA, CFP®	16	President and Director, Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Mid-Cap Fund shares on any business day by written request via mail (Chase Mid-Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-888-861-7556, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$1 million	$1,000

Tax Information
The Mid-Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Mid-Cap Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.